Intangible assets - Changes in goodwill (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill [abstract]
Beginning balance		₩ 4,683,902	₩ 4,670,134
Impairment losses		(5,402)	(2,258)
Others	[1]	(1,296)	16,026
Ending balance		₩ 4,677,204	₩ 4,683,902

[1]	Other changes are due to effects of changes in foreign exchange rate.